Long-term Debt - Senior Notes (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 26, 2014	May 13, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds from Issuance of Debt			$ 0	$ 462,000	$ 2,250,000
Repayment of debt			$ 215,279	61,179	1,862,250
Debt instrument frequency of periodic payment			quarterly and monthly basis
Gain from repurchase of senior notes			$ 125,001	189,174	$ 0
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Sep. 20, 2012
Principal amount			$ 800,000
Senior notes interest rate			6.50%
Repayment of debt			$ 459,723
Debt Instrument, Repurchased Face Amount			$ 148,019	192,258
Debt instrument frequency of periodic payment			semi-annual
Gain from repurchase of senior notes			$ 67,841	58,720
6.5% Senior Secured Notes | Redemption upon a change of control
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.00%
6.5% Senior Secured Notes | From October 1, 2015 to September 30, 2016
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			103.25%
6.5% Senior Secured Notes | From October 1, 2016 and thereafter
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Mar. 26, 2014
Principal amount			$ 500,000
Senior notes interest rate			7.25%
Proceeds from Issuance of Debt	$ 493,625
Debt Instrument, Repurchased Face Amount			$ 98,437	270,589
Debt instrument frequency of periodic payment			semi-annual
Gain from repurchase of senior notes			$ 57,160	$ 130,454
7.25% Senior Unsecured Notes | Redemption upon a change of control
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.00%
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount			$ 500,000
Senior notes interest rate			9.50%
Repayment of debt	$ 462,300	$ 37,700
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	105.375%	104.50%